Summary Of Significant Accounting Policies -Summary of Number of Shares Outstanding Underlying the Potential Dilutive Class B Common Stock (Details) - shares	Oct. 31, 2021	Dec. 31, 2020
Rigetti Holdings, Inc. | Convertible Series C-1 Preferred Stock
Accounting Policies [Line Items]
Convertible Series C-1 Preferred Stock	29,502,847	29,502,847